Stock-Based Compensation - Schedule of Assumptions Used to Determine the Fair Value of Option Grants (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk-free interest rate	2.50%	0.90%
Expected term (in years)	5 years 10 months 24 days	6 years
Expected volatility	81.20%	80.50%
Expected dividend yield	0.00%	0.00%